SCHEDULE OF BOND LIABILITIES (Details) - USD ($)		3 Months Ended	12 Months Ended
		Apr. 30, 2024	Jan. 31, 2024
Principal amount		$ 3,135,000	$ 3,135,000
Barry Swenson [Member]
Principal amount		$ 500,000	$ 500,000	[1],[2],[3]
Interest rate	[1],[2],[3]		8.50%
Note date		Dec. 31, 2017
Maturity date		Dec. 31, 2025
Don H. Adair or Joanne Adair [Member]
Principal amount		$ 125,000	$ 125,000	[1],[4],[5],[6]
Interest rate	[1],[4],[5],[6]		8.50%
Note date		Feb. 15, 2017
Maturity date		Feb. 15, 2025
Joseph Swinford or Danielle Swinford [Member]
Principal amount		$ 50,000	$ 50,000	[1],[4],[5],[6]
Interest rate	[1],[4],[5],[6]		8.50%
Note date		Feb. 15, 2017
Maturity date		Feb. 15, 2025
Brandon Swain or Sierra Swain [Member]
Principal amount		$ 50,000	$ 50,000	[1],[4],[5],[6]
Interest rate	[1],[4],[5],[6]		8.50%
Note date		Feb. 15, 2017
Maturity date		Feb. 15, 2025
Scott Collins or Kendra Collins [Member]
Principal amount		$ 12,500	$ 12,500	[1],[4],[5],[6]
Interest rate	[1],[4],[5],[6]		8.50%
Note date		Feb. 15, 2017
Maturity date		Feb. 15, 2025
Carl Collins or Ellen Collins [Member]
Principal amount		$ 12,500	$ 12,500	[1],[4],[5]
Interest rate	[1],[4],[5]		8.50%
Note date		Feb. 15, 2017
Maturity date		Feb. 15, 2025
Jim Hammerel [Member]
Principal amount		$ 5,000	$ 5,000	[1],[2],[3]
Interest rate	[1],[2],[3]		8.50%
Note date		Sep. 21, 2017
Maturity date		Sep. 21, 2024
Bret Renaud [Member]
Principal amount		$ 5,000	$ 5,000	[1],[2],[3]
Interest rate	[1],[2],[3]		8.50%
Note date		Oct. 14, 2017
Maturity date		Oct. 14, 2024
James Hardy [Member]
Principal amount		$ 7,000	$ 7,000	[1],[2],[4]
Interest rate	[1],[2],[4]		7.50%
Note date		Aug. 24, 2021
Maturity date		May 31, 2028
Rick Ward [Member]
Principal amount		$ 15,000	$ 15,000	[1],[2],[4]
Interest rate	[1],[2],[4]		7.50%
Note date		Aug. 24, 2021
Maturity date		May 31, 2028
Robert & Joan Sweetman [Member]
Principal amount		$ 10,000	$ 10,000	[1],[2],[4]
Interest rate	[1],[2],[4]		8.00%
Note date		Jul. 01, 2018
Maturity date		Jul. 01, 2025
Michael Swenson [Member]
Principal amount		$ 10,000	$ 10,000	[1],[2],[4]
Interest rate	[1],[2],[4]		8.00%
Note date		Jul. 01, 2018
Maturity date		Jul. 01, 2025
Connie Sun [Member]
Principal amount		$ 3,000	$ 3,000	[1],[2],[4]
Interest rate	[1],[2],[4]		8.00%
Note date		Jul. 01, 2018
Maturity date		Jul. 01, 2025
Elizabeth Enoch [Member]
Principal amount		$ 10,000	$ 10,000	[1],[2],[4]
Interest rate	[1],[2],[4]		8.00%
Note date		Aug. 01, 2018
Maturity date		Jul. 01, 2025
William C. Stanton and Carol Stanton [Member]
Principal amount		$ 3,000	$ 3,000	[1],[2],[4]
Interest rate	[1],[2],[4]		8.00%
Note date		Jul. 01, 2018
Maturity date		Jul. 01, 2025
Yin Yin Silver Limited [Member]
Principal amount		$ 500,000	$ 500,000	[1],[2],[3]
Interest rate	[1],[2],[3]		8.50%
Note date		Aug. 14, 2015	Aug. 04, 2015	[1],[2],[3]
Maturity date		Aug. 04, 2025	Aug. 04, 2025	[1],[2],[3]
Yin Yin Silver Limited One [Member]
Principal amount		$ 500,000	$ 500,000	[1],[2],[3]
Interest rate	[1],[2],[3]		8.50%
Note date		Oct. 28, 2016	Oct. 28, 2016	[1],[2],[3]
Maturity date		Oct. 28, 2026	Oct. 28, 2026	[1],[2],[3]
Yin Yin Silver Limited Two [Member]
Principal amount		$ 250,000	$ 250,000	[1],[2],[3]
Interest rate	[1],[2],[3]		8.50%
Note date		Dec. 27, 2017	Dec. 27, 2017	[1],[2],[3]
Maturity date		Dec. 27, 2024	Dec. 27, 2024	[1],[2],[3]
Barry Swenson [Member]
Note date	[1],[2],[3]		Dec. 31, 2017
Maturity date	[1],[2],[3]		Dec. 31, 2025
Don H. Adair or Joanne Adair [Member]
Note date	[1],[4],[5],[6]		Feb. 15, 2017
Maturity date	[1],[4],[5],[6]		Feb. 15, 2024
Joseph Swinford or Danielle Swinford [Member]
Note date	[1],[4],[5],[6]		Feb. 15, 2017
Maturity date	[1],[4],[5],[6]		Feb. 15, 2024
Brandon Swain or Sierra Swain [Member]
Note date	[1],[4],[5],[6]		Feb. 15, 2017
Maturity date	[1],[4],[5],[6]		Feb. 15, 2024
Scott Collins or Kendra Collins [Member]
Note date	[1],[4],[5],[6]		Feb. 15, 2017
Maturity date	[1],[4],[5],[6]		Feb. 15, 2024
Carl Collins or Ellen Collins [Member]
Note date	[1],[4],[5]		Feb. 15, 2017
Maturity date	[1],[4],[5]		Feb. 15, 2024
Jim Hammerel [Member]
Note date	[1],[2],[3]		Sep. 21, 2017
Maturity date	[1],[2],[3]		Sep. 21, 2024
Bret Renaud [Member]
Note date	[1],[2],[3]		Oct. 14, 2017
Maturity date	[1],[2],[3]		Oct. 14, 2024
Elatam Group Ltd [Member]
Principal amount		$ 67,000	$ 67,000	[1],[2],[4]
Interest rate	[1],[2],[4]		7.50%
Note date		Aug. 24, 2021	Aug. 24, 2021	[1],[2],[4]
Maturity date		May 31, 2028	May 31, 2028	[1],[2],[4]
James Hardy [Member]
Note date	[1],[2],[4]		Aug. 24, 2021
Maturity date	[1],[2],[4]		May 31, 2028
Acepac Holdings [Member]
Principal amount		$ 1,000,000	$ 1,000,000	[1],[4],[7]
Interest rate	[1],[4],[7]		7.50%
Note date		Aug. 24, 2021	Aug. 24, 2021	[1],[4],[7]
Maturity date		May 31, 2028	May 31, 2028	[1],[4],[7]
Rick Ward [Member]
Note date	[1],[2],[4]		Aug. 24, 2021
Maturity date	[1],[2],[4]		May 31, 2028
Robert & Joan Sweetman [Member]
Note date	[1],[2],[4]		Jul. 01, 2018
Maturity date	[1],[2],[4]		Jul. 01, 2025
Michael Swenson [Member]
Note date	[1],[2],[4]		Jul. 01, 2018
Maturity date	[1],[2],[4]		Jul. 01, 2025
Connie Sun [Member]
Note date	[1],[2],[4]		Jul. 01, 2018
Maturity date	[1],[2],[4]		Jul. 01, 2025
Elizabeth Enoch [Member]
Note date	[1],[2],[4]		Aug. 01, 2018
Maturity date	[1],[2],[4]		Jul. 01, 2025
William C. Stanton and Carol Stanton [Member]
Note date	[1],[2],[4]		Jul. 01, 2018
Maturity date	[1],[2],[4]		Jul. 01, 2025

[1]	All notes above are secured by the following collateral: all the assets of Idaho CuMo except for the following patented lode mining claims located in Section 13, Township 8 North, Range 5 East, Boise Meridian, Boise County, Idaho, as depicted on Mineral Survey 1706: (i) Blackbird, (ii) Red Flag, (iii) Enterprise, (iv) Enterprise Fraction, (v) Commonwealth, (vi) Baby Mine. Each Note will rank pari passu with all other Notes.
[2]	Financial investment by accredited investor.
[3]	Interest capitalized; accrual dates 6/30 and 12/31.
[4]	Interest paid in cash on 6/30 and 12/31.
[5]	Issued in exchange for 20 unpatented mining claims located approximately 10 miles northeast of Pioneerville, Idaho.
[6]	On September 25, 2023, these notes were extended from February 15, 2024, to February 15, 2025. The extension was analyzed for modification versus extinguishment and was determined to be a modification.
[7]	Issued to settle litigation between MultiMetal Development Ltd. (former parent company of Idaho Copper Corp) and Acepac Holdings.